SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Financial Statement Presentation – The condensed consolidated financial statements include the accounts of ABHD, AbTech, and ESC. Intercompany accounts and transactions have been eliminated. The condensed consolidated financial statements do not include the operations of ABHD prior to the date of the Merger which are considered to be immaterial to the operations of AbTech. The equity section of the Condensed Consolidated Balance Sheets and the basic and diluted weighted average number of shares outstanding on the Condensed Consolidated Statements of Operations represent the actual shares of ABHD outstanding after the share exchanges that occurred as part of the Merger. The non-controlling interest shown on the Condensed Consolidated Balance Sheet as of March 31, 2012, represents the ownership interest in AbTech of the holders of AbTech Series A preferred stock that elected not to exchange their Series A preferred shares for common shares of ABHD as allowed by the Merger Agreement.

The condensed consolidated financial statements for the three month periods ended March 31, 2012 and March 31, 2011 are unaudited and, in the opinion of the Company’s management, include all adjustments necessary for a fair presentation of such condensed consolidated financial statements. Such adjustments are of a normal recurring nature.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Net Loss Per Share – Basic net loss per share is computed by dividing net loss attributable to common shareholders by the weighted average number of shares of common stock outstanding during the period. The calculation of basic loss per share gives retroactive effect to the recapitalization related to the reverse acquisition of AbTech by ABHD. The Company has other potentially dilutive securities outstanding that are not shown in a diluted net loss per share calculation because their effect in both 2012 and 2011 would be anti-dilutive. The following chart lists the securities as of March 31, 2012, that were not included in the computation of diluted net earnings per share because their effect would have been antidilutive:

Common Shares
Options to purchase common stock	8,073,458
Warrants to purchase common stock	7,829,065
Convertible promissory notes	13,464,939
Convertible preferred stock in AbTech	6,563,943
35,931,405

Recent Accounting Pronouncements – With the exception of those discussed below, there have been no recent accounting pronouncements or changes in accounting pronouncements that will have a material impact on the Company’s condensed consolidated financial statements.

In May 2011, the FASB issued authoritative guidance regarding measurement of fair value and for disclosing information about fair value measurements. Application of the highest and best use and valuation premise concepts are clarified for use in measuring the fair value of nonfinancial assets and are not relevant when measuring the fair value of financial assets or of liabilities. New disclosures should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. This guidance became effective for the Company for fiscal years and interim periods within those years beginning in 2012. This guidance has not had a material effect on the Company’s financial statements.

In September 2011, the FASB issued authoritative guidance providing the option to first assess qualitative factors when testing goodwill for impairment. Entities have the option to first evaluate qualitative factors to determine whether the existence of events or circumstances, that in totality, would be more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative evaluation determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. This guidance became effective for the Company for fiscal years and interim periods within those years beginning in 2012. This guidance has not had a material effect on the Company’s financial statements.